Income and Social Contribution Taxes - Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Assets - deferred income and social contribution taxes on:
Provision for losses with assets		R$ 41,467	R$ 46,863
Provisions for tax, civil and labor risks		188,495	326,662
Provision for post-employment benefits		76,166	90,451
Provision for differences between cash and accrual basis	[1]	19,483	35,989
Goodwill		10,317	7,976
Provision for asset retirement obligation		13,472	14,759
Operating provisions		60,120	299,609
Provision for profit sharing and bonus		76,880	91,883
Leases payable		499,988	518,138
Change in fair value of subscription warrants		0	3,566
Provision for deferred revenue		450	932
Other temporary differences		115,753	104,319
Tax losses and negative basis for social contribution carryforwards		510,780	396,601
Total		1,613,371	1,937,748
Offsetting liability balance		(676,430)	(682,614)
Net balances presented in assets		936,941	1,255,134
Liabilities - Deferred income and social contribution taxes on:
Leases payable		406,173	432,908
Provision for differences between cash and accrual basis	[1]	194,846	81,293
Change in fair value of subscription warrants		7,611	0
Goodwill/negative goodwill on investments		28,771	28,717
Business combination - fair value of assets		52,781	54,921
Other temporary differences		119,073	84,981
Total		809,255	682,820
Offsetting asset balance		(676,430)	(682,614)
Net balances presented in liabilities		R$ 132,825	R$ 206

[1]	Refers mainly to the income and social contribution taxes on foreign exchange variation of the derivative instruments.